Average Annual Total Returns			12 Months Ended	31 Months Ended	60 Months Ended	79 Months Ended	132 Months Ended	151 Months Ended
		Sep. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Total Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			23.81%		13.86%		12.55%	14.38%
Russell Midcap® Value Total Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			13.07%		8.59%		8.10%	11.20%
Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			8.05%		7.29%	5.77%
Russell 2500® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2500® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			10.98%		8.44%	7.24%
Russell 2500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2500® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			12.00%		8.77%	8.12%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			23.81%		13.86%	13.61%
MSCI AC World Index ex USA Net (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI AC World Index ex USA Net (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			5.53%	5.49%
Morningstar Global ex-USA Target Market Exposure NR (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Morningstar Global ex-US Target Market Exposure NR (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			5.37%	5.58%
Reinhart Mid Cap PMV Fund Advisor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			8.95%		6.07%		6.74%	8.96%
Performance Inception Date		May 31, 2012
Reinhart Mid Cap PMV Fund Advisor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			8.12%		5.27%		5.62%	7.81%
Reinhart Mid Cap PMV Fund Advisor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			5.89%		4.69%		5.14%	7.08%
Reinhart Mid Cap PMV Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			8.67%		5.82%		6.49%	8.69%
Performance Inception Date		May 31, 2012
Reinhart Mid Cap PMV Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Return Before Taxes
Average Annual Return, Percent	[1]		9.14%		6.20%		6.89%	9.11%
Performance Inception Date		Sep. 29, 2017
Reinhart Genesis PMV Fund Advisor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			15.06%		12.22%	11.00%
Performance Inception Date		May 31, 2018
Reinhart Genesis PMV Fund Advisor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			13.83%		11.14%	10.08%
Reinhart Genesis PMV Fund Advisor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			9.68%		9.51%	8.64%
Reinhart Genesis PMV Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			14.77%		11.95%	10.72%
Performance Inception Date		May 31, 2018
Reinhart International PMV Fund Advisor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			4.08%	7.46%
Performance Inception Date		May 31, 2022
Reinhart International PMV Fund Advisor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			1.61%	6.19%
Reinhart International PMV Fund Advisor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.48%	5.82%

[1]	The Advisor Class and Investor Class commenced operations on May 31, 2012. The Institutional Class commenced operations on September 29, 2017. The performance shown for the Institutional Class prior to its inception on September 29, 2017, is based on the performance of the Advisor Class, adjusted for the lower expenses applicable to the Institutional Class.